Acquisitions (Narrative) (Details)	12 Months Ended				1 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Feb. 28, 2007 Bounteous Company Limited [Member]	Jun. 30, 2011 Massmart Holdings Limited [Member] USD ($)	Jun. 30, 2011 Massmart Holdings Limited [Member] ZAR	Apr. 30, 2011 Netto Food Stores Limited [Member] USD ($)	Apr. 30, 2011 Netto Food Stores Limited [Member] GBP (£)	Feb. 28, 2007 Initial Interest [Member] Bounteous Company Limited [Member] USD ($)	Jul. 31, 2012 Additional Consideration [Member] Bounteous Company Limited [Member] USD ($)	Feb. 28, 2007 Additional Consideration [Member] Bounteous Company Limited [Member] USD ($)	Jun. 30, 2011 Sub-Saharan African [Member] Massmart Holdings Limited [Member] stores	Apr. 30, 2011 United Kingdom Netto Food Stores Limited [Member] stores
Business Acquisition [Line Items]
Equity Method investment, Initial Ownership Percentage				35.00%
Cost of acquisition									$ 264,000,000	$ 101,000,000	$ 376,000,000
Equity Method Investment, Additional Ownership Percentage				30.00%
Ownership percentage					51.00%
Purchase price					2,500,000,000	16,900,000,000	1,200,000,000	750,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total					6,900,000,000		1,300,000,000
Goodwill	20,497,000,000	20,651,000,000	16,763,000,000		3,100,000,000		748,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities					2,400,000,000		103,000,000
Non-controlling interest					2,000,000,000
Number of stores												290	147
Payments to Acquire Businesses, Net of Cash Acquired	$ 316,000,000	$ 3,548,000,000	$ 202,000,000